Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other assets

	2025	2024

Taxes recoverable (i)	748,785	254,791
Deferred expenses (ii)	329,136	218,790
Advances to suppliers and employees	112,634	80,193
Prepaid expenses (iii)	92,738	31,143
Judicial deposits	6,614	5,711
Other Assets	113,963	72,950
Total	1,403,870	663,578
(i)	Recoverable taxes refer to overpaid taxes and contributions as well as tax credits on costs and expenses eligible for future offsets or refunds.
(ii)	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card’s estimated useful life methodology, adjusted for any cancellations.
(iii)	Prepaid expenses refer to invoices related to the cloud savings plan, in accordance with the supplier contract.